FMI International Fund II - Currency Unhedged
Schedule of Investments
as of June 30, 2024 (Unaudited)

LONG-TERM INVESTMENTS – 96.4%
COMMON STOCKS - 91.9%	Shares	Value
Bermuda - 5.5%
Miscellaneous Commercial Services - 2.8%
Genpact Ltd.	58,200	$1,873,458
		$–
Multi-Line Insurance - 2.7%
Arch Capital Group Ltd.(a)	17,650	1,780,709
Total Bermuda		3,654,167

Britain - 28.4%
Beverages: Alcoholic - 2.7%
Diageo PLC	55,775	1,750,994
		$–
Beverages: Non-Alcoholic - 2.9%
Coca-Cola Europacific Partners PLC	25,975	1,892,798
		$–
Electrical Products - 2.3%
Smiths Group PLC	71,475	1,537,894
		$–
Electronics/Appliances - 2.6%
Howden Joinery Group PLC	156,125	1,726,726
		$–
Finance/Rental/Leasing - 2.1%
Ashtead Group PLC	20,475	1,365,138
		$–
Food: Specialty/Candy - 3.7%
Greggs PLC	70,400	2,460,206
		$–
Household/Personal Care - 4.4%
Unilever PLC	52,975	2,907,645
		$–
Major Banks - 2.4%
Lloyds Banking Group PLC	2,319,175	1,599,565
		$–
Medical Specialties - 2.1%
Smith & Nephew PLC	110,200	1,365,627
		$–
Trucks/Construction/Farm Machinery - 3.2%
Weir Group PLC	85,350	2,134,559
Total Britain		18,741,152

Curacao - 2.1%
Contract Drilling - 2.1%
Schlumberger NV	28,825	1,359,964

France - 14.3%
Aerospace & Defense - 2.9%
Safran SA	9,175	1,933,709
		$–
Regional Banks - 2.1%
Edenred SE	32,400	1,374,143
		$–
Restaurants - 5.5%
Sodexo SA	40,025	3,605,493
		$–
Wholesale Distributors - 3.8%
Rexel SA	98,400	2,545,467
Total France		9,458,812

Germany - 1.7%
Medical/Nursing Services - 1.7%
Fresenius Medical Care AG & Co. KGaA	29,625	1,132,172

Hong Kong - 2.3%
Tools & Hardware - 2.3%
Techtronic Industries Co. Ltd.	130,525	1,487,971

Ireland - 3.2%
Airlines - 3.2%
Ryanair Holdings PLC - SP - ADR	18,125	2,110,475

Japan - 6.2%
Chemicals: Specialty - 1.9%
NOF Corp.	92,000	1,261,791
		$–
Computer Processing Hardware - 2.4%
Sony Group Corp.	18,500	1,576,592
		$–
Electronic Equipment/Instruments - 1.9%
Yokogawa Electric Corp.	52,100	1,265,305
Total Japan		4,103,688

Jersey - 6.9%
Wholesale Distributors - 6.9%
Ferguson PLC	23,700	4,545,331

Luxembourg - 5.0%
Discount Stores - 5.0%
B&M European Value Retail SA	602,050	3,316,671

Netherlands - 3.0%
Medical Specialties - 3.0%
Koninklijke Philips NV(a)	78,400	1,971,646

Singapore - 2.6%
Major Banks - 2.6%
DBS Group Holdings Ltd.	64,750	1,705,437

Switzerland - 5.7%
Medical Distributors - 2.1%
DKSH Holding AG	20,925	1,413,710
		$–
Pharmaceuticals: Major - 3.6%
Roche Holding AG	8,500	2,355,000
Total Switzerland		3,768,710

United States - 5.0%
Other Consumer Services - 5.0%
Booking Holdings, Inc.	825	3,268,237
TOTAL COMMON STOCKS (Cost $50,274,558)		60,624,433

PREFERRED STOCK - 4.5%	Shares	Value
South Korea - 4.5%
Telecommunications Equipment — 4.5%
Samsung Electronics Co. Ltd.	65,100	2,989,182
TOTAL PREFERRED STOCK (Cost $2,645,577)		2,989,182
TOTAL LONG-TERM INVESTMENTS (Cost $52,920,135)		63,613,615

SHORT-TERM INVESTMENT - 3.2%
Money Market Fund - 3.2%
First American Treasury Obligations Fund - Class X, 5.21%(b)	2,140,450	2,140,450
TOTAL SHORT-TERM INVESTMENT (Cost $2,140,450)		2,140,450

TOTAL INVESTMENTS - 99.6% (Cost $55,060,585)		65,754,065
Other Assets in Excess of Liabilities - 0.4%		243,115
TOTAL NET ASSETS - 100.0%		$65,997,180

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SP - ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of June 30, 2024.

 FMI International Fund II - Currency Unhedged

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 – Unobservable inputs for the asset or liability.

The following table summarizes the Fund’s investments as of June 30, 2024, based on the inputs used to value them:

v

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$13,699,351	$46,925,082	$–	$60,624,433
Preferred Stock	–	2,989,182	–	2,989,182
Money Market Fund	2,140,450	–	–	2,140,450
Total Investments	$15,839,801	$49,914,264	$–	$65,754,065

Refer to the Schedule of Investments for additional information.